Commitments and contingencies (Movements in prepayments on flight equipment) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Deposits on Flight Equipment [Roll Forward]
Prepayments on flight equipment at beginning of period	$ 2,111,659	$ 2,954,478
Prepayments during the period, net	88,063	685,051
Interest paid and capitalized during the period	10,331	31,830
Prepayments and capitalized interest applied to the purchase of flight equipment	(338,237)	(301,263)
Prepayments on flight equipment at end of period	$ 1,871,816	$ 3,370,096